BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2017
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“TGS” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). TGS commenced operations on December 29, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). TGS’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to TGS for a period of thirty-five years (the “License”). TGS is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by the Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where TGS processes natural gas by extracting liquids, was transferred from GdE along with the gas transmission assets. TGS also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, wellhead gas gathering and pipeline construction, operation and maintenance services. Also, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of digital terrestrial radio relay.

On April 26, 2017, the Ordinary and Extraordinary Shareholders’ Meeting approved the amendment of TGS’ bylaws (the “Statutory Modification”) in order to: (i) expand the corporate purpose in order to incorporate the development of complementary, accessory, related and / or derived activities of natural gas transportation, such as the generation and sale of electricity and the provision of other services for the hydrocarbons sector in general, and (ii) allow the creation of an Executive Committee of the Board of Directors under the terms of Article 269 of the General Companies Law. The objective is to provide this Administration body with greater flexibility in decision-making. In relation to compliance with the regulatory requirements, it has been recorded that the Statutory Modification has not received comments from ENARGAS, in what concerns its competence, as informed by a note dated April 25, 2017, nor from (ii) the Comisión Nacional de Valores (“CNV”), which has made up the Statutory Modification through a note dated April 18, 2017. On July 14, 2017, through the issuance of Resolution No. 18,852, the CNV approved the Statutory Modification, which finally was approved by the General Inspection of Justice on July, 25, 2017.

Major Shareholders

TGS’s controlling shareholder is Compañía de Inversiones de Energía S.A. (“CIESA”), which holds 51% of the common stock. Local and foreign investors hold the remaining ownership of TGS’s common stock. CIESA is under co-control of: (i) Petrobras Argentina S.A. (in the process of merging with Pampa Energía S.A. “Pampa Energía”), which holds 10% of CIESA’s common stock, (ii) CIESA Trust (whose trustee is TMF Trust Company (Argentina) S.A. and whose beneficiary is Petrobras Hispano Argentina SA, a wholly owned subsidiary of by Pampa Energía) (the “Trust”), who has a trust shareholding of 40% of the share capital of CIESA) and (iii) Grupo Inversor Petroquímica S.L. (member of GIP Group, headed by Sielecki´s family; “GIP”), and PCT L.L.C. (“PCT”), which directly and together with WST S.A. (Member of Werthein Group, “WST”) indirectly through PEPCA S.A. (“PEPCA”), hold a 50% of the shareholding in CIESA.

The current shareholding structure of CIESA is the result of the transaction carried out on July 27, 2016, by which: (i) Pampa Energía and its subsidiary Pampa Participaciones SA sold all of the capital stock and votes of its ownership in PEPCA in favor of GIP (by 51%), WST (by 45.8%) and PCT (by 3.2%), and (ii) Pampa Inversiones S.A. transferred its status as beneficiary of the Trust to GIP and PCT, with a holding of 55% and 45%, respectively (the “Transaction”). On August 9, 2016, ENARGAS authorized the change of share control in CIESA.

On July 27, 2016, Pampa Energía SA acquired from an affiliate of Petroleo Brasileiro SA the total shareholding and votes of Petrobras Participaciones S.L., the controlling company of Petrobras Argentina S.A., and consequently the indirect control of Petrobras Hispano Argentina S.A.

On December 7, 2016, Pampa Energía, Petrobras Argentina S.A., Petrobras Hispano Argentina S.A., Pampa Participaciones S.A. and Pampa Inversiones S.A. (jointly “Pampa Group”) requested authorization from ENARGAS to exercise the exchange option (the “Exchange”) provided for in the Transaction. The Exchange consisted of a series of transfers by which Pampa Group transfers to GIP and PCT 40% of the capital stock of CIESA, while GIP and PCT transfer to Petrobras Hispano Argentina S.A. their status as Beneficiaries of the Trust. Thus, the Exchange did not modify GIP, PCT and WST percentage ownership of CIESA, and thereby TGS. Finally, the Exchange was approved by ENARGAS on December 29, 2016.

As a result of the Transaction and the Exchange, GIP, WST and PCT hold 50% of CIESA’s capital stock in the following proportions: GIP 27.10%, WST 4.58% and PCT 18.32%, while Pampa Group holds the remaining 50%.

On February 16, 2017, the Extraordinary Shareholders’ Meetings of Pampa Energía and Petrobras Argentina S.A approved the merger commitment mentioned above. The merger was effective as from November 1, 2016. At the date of issuance of these consolidated financial statements, the administrative compliance of the merger is still pending by the controlling bodies.